Assets and Liabilities Held For Sale Related To Discontinued Operations (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Assets held for sale:
Current assets	$ 9,630
Property and equipment, net	15,048
Other assets	2,002
Total assets	26,680
Liabilities held for sale:
Current liabilities	17,122
Noncurrent liabilities	3,749
Total liabilities	$ 20,871